Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants [Member]
Weighted Average Remaining Contractual Life (years)	2 years 11 months 23 days	2 years 10 months 6 days
Number outstanding	4,285,000	5,595,378
Exercise Price	$ 0.70
Number Exercisable		5,595,378
Weighted Average Exercise Price Outstanding		$ 0.63
Weighted Average Exercise Price Exercisable	$ 0.70	0.63
Warrants [Member] | Minimum [Member]
Exercise Price		0.35
Warrants [Member] | Maximum [Member]
Exercise Price		$ 0.70
Warrant One [Member]
Weighted Average Remaining Contractual Life (years)	2 years 11 months 23 days	3 years 5 months 8 days
Number outstanding	4,285,000	4,460,000
Exercise Price	$ 0.70	$ 0.70
Number Exercisable		4,460,000
Weighted Average Exercise Price Outstanding		$ 0.70
Weighted Average Exercise Price Exercisable	$ 0.70	$ 0.70
Warrant Two [Member]
Weighted Average Remaining Contractual Life (years)		2 years 11 months 1 day
Number outstanding		150,000
Exercise Price		$ 0.45
Number Exercisable		150,000
Weighted Average Exercise Price Outstanding		$ 0.45
Weighted Average Exercise Price Exercisable		$ 0.45
Warrant Three [Member]
Weighted Average Remaining Contractual Life (years)		1 month 17 days
Number outstanding		985,378
Exercise Price		$ 0.35
Number Exercisable		985,378
Weighted Average Exercise Price Outstanding		$ 0.35
Weighted Average Exercise Price Exercisable		$ 0.35